Divestitures	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Divestitures
Divestitures

(a)	EFW Thermal Facility
During 2013, the Company initiated a strategic review of the Company’s business plan and opportunities available for its Energy From Waste Thermal Facility (“EFW Thermal Facility”) and Brampton Cogeneration Inc. (“BCI Thermal Facility”).  As a result of the review, the Company decided to sell the facilities. In 2013, the net assets of the EFW and BCI were written down to their estimated fair value less cost of sale, which resulted in a write-down of the net assets of $56,851 before tax, or $42,538 net of tax of $14,313. The Company sold the EFW and BCI Thermal Facilities on April 4, 2014. These assets were part of the Generation: Thermal reporting segment.

17.	Divestitures (continued)

(b)	Sale of U.S. Hydro facilities
On June 29, 2013, the Company sold 9 small U.S. hydroelectric generating facilities that were no longer considered strategic to the ongoing operations of the Company, for gross proceeds of U.S. $23,400 for a gain on sale of U.S. $960, net of tax recovery of U.S. $1,605. On June 16, 2014, the Company sold its final small U.S. hydroelectric generating facility for U.S. $3,600. These assets were part of the Generation: Renewable reporting segment.

(c)	Results from discontinued operations
The assets of the EFW, BCI Thermal Facilities and the small U.S. hydroelectric generating facilities were presented as assets held for sale on the 2013 consolidated balance sheet and the operating results from these facilities are disclosed as discontinued operations in the 2014 and 2013 consolidated financial statements.
The summary of operating results and cash flows from discontinued operations for the years ended December 31 is as follows:

	2014	2013
Non-regulated energy sales	$2,174	$9,327
Waste disposal fees	2,233	8,160
Other and interest income	63	336
Operating and administrative expenses	(5,284)	(19,720)
Foreign exchange	111	80
Depreciation of property, plant and equipment	—	(2,483)
Interest expense	(19)	(58)
Gain (loss) on sale of assets	(960)	1,016
Write-off of assets	(1,971)	(57,160)
Non-cash gain on sale of assets	105	—
Deposit on sale	143	—
Loss from discontinued operations, before income taxes	(3,405)	(60,502)
Income tax recovery	1,278	18,491
Loss from discontinued operations, net of income taxes	$(2,127)	$(42,011)
Add:
Depreciation of property, plant and equipment	—	2,483
Deposit on sale	(143)	—
Write-off of assets	1,971	57,160
Non-cash gain on sale of assets	(105)	—
Incurred closing costs on disposal of assets	—	(2,916)
Contingent liability	—	(613)
Income tax recovery	(1,278)	(18,491)
Cash used in discontinued operations	$(1,682)	$(4,388)

17.	Divestitures (continued)

(c)	Results from discontinued operations (continued)
Assets held-for-sale as of December 31, were as follows:

	2014	2013
Property, plant and equipment	$—	$21,193
Accounts receivable and prepaid expenses	—	2,734
Total assets held for sale, current	$—	$23,927

 Liabilities held for sale as of December 31, were as follows:

	2014	2013
Accounts payable and accrued liabilities	$—	$1,471